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November 4, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

Re:  IDS Life Investment Series, Inc. - 9 version
         File No. 2-73115/811-3218

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

The first page of the prospectus and the Statement of Additional Information include [variable] telephone numbers. In order to accomodate different distribution channels, we have three printed forms of the prospectus and SAI; one form uses 612-671-3733 and 800-437-0602, the second form uses 800-422-3542 and the third form uses 800-333-3437.

Sincerely,

IDS LIFE INVESTMENT SERIES, INC.



Leslie L. Ogg
Vice President

LLO/KB/rdh